Offerings	Jan. 30, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 2,974,338.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 455.37
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $455.37 was paid in connection with the filing of the Schedule TO-I by Privacore PCAAM Alternative Growth Fund (File No. 005-94977) on July 31, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.